Federated U.S. Government Securities Fund: 2-5 Years
Portfolio of Investments
April 30, 2020 (unaudited)
Principal Amount, Contracts or Shares			Value
		U.S. TREASURIES—48.6%
		U.S. Treasury Notes—48.6%
$10,000,000		0.375%, 4/30/2025	$10,007,422
15,000,000		0.500%, 3/31/2025	15,101,767
10,000,000		1.125%, 2/28/2025	10,372,678
19,500,000		1.375%, 1/31/2025	20,429,068
5,000,000		1.625%, 8/15/2022	5,159,880
10,000,000		1.750%, 12/31/2024	10,644,836
10,000,000		2.625%, 6/30/2023	10,741,379
10,000,000		2.750%, 4/30/2023	10,743,703
10,000,000		2.750%, 7/31/2023	10,799,330
10,000,000		2.750%, 8/31/2023	10,818,108
13,000,000		2.875%, 9/30/2023	14,141,308
10,000,000	[1]	2.875%, 10/31/2023	10,896,089
10,000,000		2.875%, 11/30/2023	10,915,486
		TOTAL U.S. TREASURIES (IDENTIFIED COST $142,719,956)	150,771,054
	[2]	COLLATERALIZED MORTGAGE OBLIGATIONS—4.1%
		Federal Home Loan Mortgage Corporation—0.3%
998,140		REMIC, Series 4818, Class FC, 1.114% (1-month USLIBOR +0.300%), 4/15/2048	987,808
		Federal National Mortgage Association—3.8%
3,887,336		REMIC, Series 2013-67, Class KF, 0.887% (1-month USLIBOR +0.400%), 7/25/2043	3,856,158
5,170,872		REMIC, Series 2019-41, Class F, 0.987% (1-month USLIBOR +0.500%), 8/25/2059	5,156,795
2,749,130		REMIC, Series 2019-79, Class FA, 0.987% (1-month USLIBOR +0.500%), 1/25/2050	2,749,130
		TOTAL	11,762,083
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,735,615)	12,749,891
		GOVERNMENT AGENCIES—39.8%
		Federal Farm Credit System—9.1%
5,000,000		0.875%, 4/8/2024	5,009,201
5,000,000		1.300%, 3/26/2025	5,002,730
5,000,000		1.330%, 4/21/2027	4,995,353
5,000,000		1.850%, 2/25/2027	5,079,858
3,000,000		2.040%, 2/3/2027	3,000,165
5,000,000		2.300%, 6/5/2023	5,283,600
		TOTAL	28,370,907
		Federal Home Loan Bank System—10.5%
5,000,000		1.200%, 5/4/2027	4,988,085
4,000,000		1.400%, 4/15/2027	3,980,766
6,000,000		2.375%, 3/14/2025	6,497,506
5,885,000		2.375%, 3/13/2026	6,441,660
5,000,000		2.780%, 3/8/2024	5,092,863
5,000,000		3.375%, 9/8/2023	5,492,830
		TOTAL	32,493,710
		Federal Home Loan Mortgage Corporation—5.7%
15,000,000		1.500%, 2/12/2025	15,661,668

Principal Amount, Contracts or Shares		Value
	GOVERNMENT AGENCIES—continued
	Federal Home Loan Mortgage Corporation—continued
$2,000,000	1.800%, 9/16/2025	$2,030,318
	TOTAL	17,691,986
	Federal National Mortgage Association—14.5%
15,000,000	0.625%, 4/22/2025	15,011,678
13,005,000	1.625%, 1/7/2025	13,652,509
15,000,000	2.875%, 9/12/2023	16,238,137
	TOTAL	44,902,324
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $120,419,092)	123,458,927
	MORTGAGE-BACKED SECURITIES—7.0%
	Federal Home Loan Mortgage Corporation—3.2%
2,911,605	2.500%, 11/1/2049	3,032,453
2,442,867	3.500%, 5/1/2032	2,614,419
4,040,938	3.500%, 7/1/2033	4,279,256
	TOTAL	9,926,128
	Federal National Mortgage Association—3.8%
6,118,270	2.500%, 12/1/2049	6,372,211
2,409,042	3.500%, 6/1/2031	2,586,500
2,774,325	3.500%, 9/1/2033	2,973,489
	TOTAL	11,932,200
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $20,779,723)	21,858,328
	PURCHASED CALL OPTIONS—0.0%
100	United States Treasury Note 5-Year Futures, Notional Amount $12,547,000, Exercise Price $125.75, Expiration Date 5/22/2020 (IDENTIFIED COST $22,881)	15,625
	PURCHASED PUT OPTIONS—0.0%
100	United States Treasury Note 5-Year Futures, Notional Amount $12,546,875, Exercise Price $124.70, Expiration Date 5/22/2020 (IDENTIFIED COST $15,069)	6,250
	INVESTMENT COMPANY—2.1%
6,464,858	Federated Government Obligations Fund, Premier Shares, 0.22%[3] (IDENTIFIED COST $6,464,858)	6,464,858
	TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $303,157,194)	315,324,933
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[4]	(5,091,235)
	TOTAL NET ASSETS—100%	$310,233,698
At April 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[5]United States Treasury Note 5-Year Long Futures	350	$43,919,531	June 2020	$99,900
The average notional value of long futures contracts held by the Fund throughout the period was $49,351,914. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call and put option contracts held by the Fund throughout the period was $3,906 and $8,550, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written call option contracts held by the Fund throughout the period was $6,934. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holding during the period ended April 30, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2020	6,691,379
Purchases/Additions	84,518,217
Sales/Reductions	(84,744,738)
Balance of Shares Held 4/30/2020	6,464,858
Value	$6,464,858
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$10,123
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$150,771,054	$—	$150,771,054
Collateralized Mortgage Obligations	—	12,749,891	—	12,749,891
Government Agencies	—	123,458,927	—	123,458,927
Mortgage-Backed Securities	—	21,858,328	—	21,858,328
Purchased Call Options	15,625	—	—	15,625
Purchased Put Options	6,250	—	—	6,250
Investment Company	6,464,858	—	—	6,464,858
TOTAL SECURITIES	$6,486,733	$308,838,200	$—	$315,324,933
Other Financial Instruments[1]
Assets	$99,900	$—	$—	$99,900
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$99,900	$—	$—	$99,900
[1]	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
4